FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) [Line Items]
Credit rating	$ 576	$ 738
- CCC/C – rated
FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) [Line Items]
Credit rating	157
- Unrated – Other Ukrainian banks
FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) [Line Items]
Credit rating	380	493
- BBB- Kyivstar Holdings
FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) [Line Items]
Credit rating		245
- A-/A/A+ – rated
FINANCIAL RISK MANAGEMENT - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) [Line Items]
Credit rating	$ 39